Credit impairment charges and other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [abstract]
New and increased impairment allowances	£ 3,187	£ 3,259	£ 2,641
Reversal of impairment loss recognised in profit or loss, loans and advances	(533)	(551)	(535)
Recoveries	(334)	(365)	(350)
Impairment charges on loans and advances	2,320	2,343	1,756
Provision charges/(releases) for undrawn contractually committed facilities and guarantees provided	13	9	(12)
Loan impairment	2,333	2,352	1,744
Available for sale investment	3	21	18
Reverse repurchase agreements	0	0	0
Credit impairment charges and other provisions	£ (2,336)	£ (2,373)	£ (1,762)